Debt - Summary of Long-term Debt (Parenthetical) (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loan from foreign banks					$ 1,946,136,632	$ 1,992,963,415
LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Interest rates	0.20913%	0.23838%	0.33875%	0.25763%
LIBOR [member] | TwelveMonth LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
InterestRateOfBorrowings					0.58313%	0.34188%
TIIE Rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rates			5.855%	4.466%	5.715%	4.4842%
TIIE Rate [member] | OneHundredAndEightyTwoDaysTIIERate [Member]
Disclosure of detailed information about borrowings [line items]
InterestRateOfBorrowings					6.02%	4.365%